Net Loss Per Share - Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders [Abstract]
Net loss	R$ (54,331)	R$ (33,203)
Weighted average shares outstanding—basic	92,257,843	32,506,781
Weighted average shares outstanding—diluted	92,257,843	32,506,781
Net loss per ordinary share—basic	R$ (0.59)	R$ (1.02)
Net loss per ordinary share—diluted	R$ (0.59)	R$ (1.02)